BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)

                             FINANCIAL STATEMENTS
                                      AND
                             FINANCIAL HIGHLIGHTS

                               DECEMBER 31, 2002

                            BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)





                                   CONTENTS



                                                                           Page
                                                                           ----

Independent Auditors' Report                                               1

Financial Statements and Notes
  Statement of Assets and Liabilities                                      2
  Schedule of Investments in Securities                                  3 - 6
  Statement of Operations                                                  7
  Statements of Changes in Net Assets                                      8
  Notes to Financial Statements                                          9 - 12

Financial Highlights                                                    13 - 14

                         INDEPENDENT AUDITORS' REPORT


To the Partners and Board of Directors
BMO Partners Fund, L.P.
(A Delaware Limited Partnership):


We have audited the accompanying statement of assets and liabilities of BMO Partners Fund, L.P. (A Delaware Limited Partnership), including the schedule of investments in securities, as of December 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Partnership's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BMO Partners Fund, L.P. as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                    REMINICK, AARONS & COMPANY, LLP




New York, New York
February 20, 2003

                            BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2002



Assets
   Investments in securities, at fair value
     (cost $14,151,816)                                       $ 22,041,190
   Cash equivalents                                              1,495,720
   Dividends and interest receivable                                40,031
                                                               --------------

     Total assets                                               23,576,941
                                                               --------------

Liabilities
   Accrued liabilities                                             144,090
                                                               --------------

     Total liabilities                                             144,090
                                                               --------------

Net assets                                                    $ 23,432,851
                                                               ==============


Analysis of Net Assets:
   Partners' capital contributions and withdrawals, net       $  5,363,699
   Accumulated net investment income and net realized
     gain on investments                                        10,179,778
   Accumulated net unrealized appreciation                       7,889,374
                                                               --------------

   Net assets (equivalent to $8.06 per unit based
     on 2,908,616 units outstanding)                          $ 23,432,851
                                                               ==============









  The accompanying notes are an integral part of these financial statements.

                            BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)

                     SCHEDULE OF INVESTMENTS IN SECURITIES

                               DECEMBER 31, 2002


                                                 Principal
                                                 Amount or           Fair
                                                  Shares            Value
                                               --------------   --------------
Securities by industry
Common stocks (92.20%) (a)
   Energy (8.39%)
     Oil and gas
        Burlington Resources Inc.                     27,142    $   1,157,606
        Noble Drilling                                23,000          808,450
                                                                --------------

                                                                    1,966,056
                                                                --------------
   Industrials (31.03%)
     Aerospace and defense
        Raytheon Co.                                  16,000          492,000

     Electrical equipment
        Dover Corporation                             11,300          329,508
        Emerson Electric Company                      15,500          788,175
        Garmin Ltd.                                   16,700          489,310
        Hubbell Inc. Cl B                             16,700          586,838
        Graftech International Ltd.                   65,000          387,400
        Molex Incorporated                            39,118          778,057
        Solectron Corp.                               67,700          240,335
        Flextronics International Ltd.                17,000          139,230

     Industrial Conglomerates
        Tyco International Ltd.                       30,660          523,673
        General Electric Company                      20,820          506,967
        Idex Corporation                               2,610           85,347



  The accompanying notes are an integral part of these financial statements.

                            BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)

                     SCHEDULE OF INVESTMENTS IN SECURITIES
                                  (CONTINUED)

                               DECEMBER 31, 2002


                                                 Principal
                                                 Amount or           Fair
                                                  Shares            Value
                                               --------------   --------------
Securities by industry (continued)
Common stocks (92.20%) (a) (continued)
   Industrials (31.03%) (continued)
     Industrial Conglomerates (continued)
        Roper Industries Inc.                         30,390        1,112,274
        Cabot Corp.                                    8,300          220,282

     Road and rail
        Union Pacific Corp.                            9,900          592,713
                                                                --------------

                                                                    7,272,109
                                                                --------------
   Consumer discretionary (6.43%)
     Media
        Liberty Media Corp.                           87,940          786,184
        Scholastic                                    20,060          721,157
                                                                --------------

                                                                    1,507,341
                                                                --------------
   Healthcare (16.05%)
     Pharmaceuticals
        Abbott Laboratories                           22,720          908,800
        Baxter International                          16,000          448,000
        Johnson & Johnson                             24,000        1,289,040
        Pfizer                                        29,550          903,343
        Vertex Pharmaceuticals, Inc.                  13,300          210,805
                                                                --------------

                                                                    3,759,988
                                                                --------------


  The accompanying notes are an integral part of these financial statements.

                            BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)

                     SCHEDULE OF INVESTMENTS IN SECURITIES
                                  (CONTINUED)

                               DECEMBER 31, 2002


                                                 Principal
                                                 Amount or           Fair
                                                  Shares            Value
                                               --------------   --------------

Securities by industry (continued)
Common stocks (92.20%) (a) (continued)
   Financials (16.18%)
     Banks
        Dime Bancorp, Inc. - warrants                 21,540            2,606
        Seacoast Banking Corp.                        24,960          470,246

     Diversified Financials
        American Express Co.                          29,070        1,027,625
        Citigroup Inc.                                11,564          406,937
        CIT Group Inc.                                18,200          356,720
        Progressive Corp.                              7,700          382,151
        Berkshire Hathaway Inc., Class 'B'               197          477,331
        Leucadia National Corp.                       17,880          667,103
                                                                --------------

                                                                    3,790,719
                                                                --------------
   Insurance (12.43%)
        American International Group, Inc.            26,790        1,549,802
        Arch Cap Group Ltd.                           18,000          561,060
        HCC Insurance Holding, Inc.                   32,550          800,730
                                                                --------------

                                                                    2,911,592
                                                                --------------
   Information technology (1.69%)
     Electronic equipment and instruments
        Mercury Computer Systems, Inc.                13,000          396,760
                                                                --------------


  The accompanying notes are an integral part of these financial statements.

                            BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)

                     SCHEDULE OF INVESTMENTS IN SECURITIES
                                  (CONTINUED)

                               DECEMBER 31, 2002


                                                 Principal
                                                 Amount or           Fair
                                                  Shares            Value
                                               --------------   --------------
Securities by industry (continued)
Common stocks (92.20%) (a) (continued)

          Total common stocks                                      21,604,565
                                                                --------------

U.S. government obligations (1.86%) (a)
   Fixed income
     U.S. government and agency bonds
        United States Treasury Note DD 11/15/98
        4.750% due 11/15/08                          400,000          436,625
                                                                --------------

          Total 94.06% (cost $14,151,816)                        $ 22,041,190
                                                                ==============



 (a) Percentage of net assets on the statement of assets and liabilities.














  The accompanying notes are an integral part of these financial statements.

                            BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)

                            STATEMENT OF OPERATIONS

                         YEAR ENDED DECEMBER 31, 2002



Investment income
   Dividends                                                  $      284,770
   Interest                                                           19,000
                                                               --------------
     Total income                                                    303,770
                                                               --------------

Expenses
   Investment advisory fees                                           88,091
   Professional fees
     Legal                                                            54,669
     Accounting                                                       57,442
   Directors' fees                                                     8,000
   Banking and custodial fees                                         13,314
   Filing fees                                                           860
   Errors and omissions insurance                                     17,580
                                                               --------------
     Total expenses                                                  239,956
                                                               --------------

     Net investment income                                            63,814
                                                               --------------

Realized and unrealized loss from investments
   Net realized loss from investments                               (335,331)
   Net change in unrealized depreciation on investments           (5,827,200)
                                                               --------------

     Net realized and unrealized loss from investments            (6,162,531)
                                                               --------------

Net decrease in net assets resulting from operations          $   (6,098,717)
                                                              ==============







  The accompanying notes are an integral part of these financial statements.

                            BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)

                      STATEMENTS OF CHANGES IN NET ASSETS

                    YEARS ENDED DECEMBER 31, 2002 AND 2001



                                                    2002             2001
                                               --------------   --------------

Decrease in net assets from operations
  Investment income - net                      $       63,814     $   110,793
  Net realized loss from investments                 (335,331)       (189,095)
  Net change in unrealized depreciation on
    investments                                    (5,827,200)     (1,278,550)
                                               --------------   --------------

      Net decrease in net assets resulting
        from operations                            (6,098,717)     (1,356,852)

Unit share transactions, net                          165,823        (921,655)
                                               --------------   --------------

Total decrease                                     (5,932,894)     (2,278,507)

Net assets - beginning of year                     29,365,745      31,644,252
                                               --------------   --------------

Net assets - end of year                        $  23,432,851    $ 29,365,745
                                               ==============   ==============















  The accompanying notes are an integral part of these financial statements.

                            BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)

                         NOTES TO FINANCIAL STATEMENTS


NOTE 1 - NATURE OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES


         Nature of Business
         ------------------

         BMO Partners Fund, L.P. ("Partnership") is registered under the Investment Company Act of 1940 as a closed-end management investment company. The Partnership was organized under the laws of the State of Delaware in 1991 as a limited partnership for the purpose of investing in publicly traded equity and debt securities. The Partnership maintains its general office in New York City.

         Security Valuation
         ------------------

         Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price.

         Repurchase Offers
         -----------------

         The Partnership has adopted a fundamental policy pursuant to which each fiscal quarter, the Partnership will offer to repurchase at least 5% and up to 25% of its Units, as determined by the Board of Directors. The repurchase price shall be the per unit net asset value on the repurchase pricing date, which shall be the last business day of the calendar quarter, and payment for all units repurchased pursuant to these offers will be made not later than 7 days after the repurchase pricing date.

         The repurchase offers for the year ended December 31, 2002 were as follows:

               Date of            Repurchase                    Amount
           Repurchase Offer      Offer Amount        Units     Tendered       Month Paid
         ------------------- --------------------- --------- ------------ -----------------

          November 17, 2001        Up to 25% of      42,633   $  432,134    January 2002
                               outstanding units
          February 22, 2002        Up to 25% of     196,460    1,992,087     April 2002
                               outstanding units
          May 20, 2002             Up to 25% of      15,853      135,687     July 2002
                               outstanding units
          August 23, 2002          Up to 25% of      28,707      218,640    October 2002
                               outstanding units
          November 20, 2002        Up to 25% of      34,361      276,950    January 2003
                               outstanding units

                            BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)

                         NOTES TO FINANCIAL STATEMENTS


NOTE 1 - NATURE OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


         Cash Equivalents
         ----------------

         Cash equivalents consist of amounts held in money market accounts whose fair value approximates their carrying amount. At December 31, 2002 and throughout the year, the Partnership maintained balances in excess of federally insured limits. The Partnership has not experienced any losses in such accounts and believes it is not subject to any significant credit risk with respect to cash equivalents.

         Income Taxes
         ------------

         As a limited partnership, the partners are required to include their proportionate share of the Partnership's taxable income or loss on their respective income tax returns. Accordingly, there is no provision for federal, state or city income taxes in these financial statements.

         The Partnership is not subject to the New York City unincorporated business tax since its sole activity is investing for its own account.

         Use of Estimates
         ----------------

         The preparation of financial statements in conformity with generally accepted accounting principles requires the general partner to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

         Other
         -----

         The Partnership records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Realized gains and losses from securities transactions are recorded on a specific identification basis.

                            BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)

                         NOTES TO FINANCIAL STATEMENTS


NOTE 2 - INVESTMENT TRANSACTIONS

         Purchases and sales of investment securities (excluding U.S. government obligations) were $2,842,134 and $3,241,407, respectively.

         The U.S. federal income tax basis of the Partnership's investments at December 31, 2002 was $14,151,816 and net unrealized appreciation for U.S. federal income tax purposes was $7,889,374.

NOTE 3 - UNIT SHARE TRANSACTIONS

         As of December 31, 2002 and 2001, there were 2,908,616 and 2,888,957 units outstanding, respectively. Transactions in units were as follows:

                                            Unit Shares                  Amount
                                  ---------------------------  ---------------------------
                                       2002         2001            2002         2001
                                  ------------- -------------  ------------- -------------

         Units/Amount Sold            303,312       274,761     $ 2,944,164   $ 2,731,275

         Units/Amount
           Repurchased                283,653       362,313       2,778,341     3,652,930
                                  ------------- -------------  ------------- -------------

          Net increase (decrease)      19,659       (87,552)    $   165,823   $  (921,655)
                                  ============= =============  ============= =============

NOTE 4 - INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATE

         The Partnership receives investment management and advisory services under a management agreement (the "Agreement") that provides for fees to be paid at an annual rate of 1% of the first $5,000,000 in average daily net assets, 0.75% on the second $5,000,000 in average daily net assets, and 0.50% in average daily net assets over $10,000,000. A partner of the Partnership is also a partner of the investment adviser. Fees paid to the investment adviser were $88,091 for the year ended December 31, 2002.

                            BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)

                         NOTES TO FINANCIAL STATEMENTS



NOTE 4 - INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATE (CONTINUED)


         The current agreement provides for an expense reimbursement from the investment adviser if the Partnership's total expenses exceed .93% of the Partnership's net asset value. The expense cap limitation is at the discretion of the investment adviser and the Board of Directors and can be waived voluntarily at any time. During the year ended December 31, 2002, the investment adviser voluntarily waived $67,328.

NOTE 5 - BOARD OF DIRECTORS FEES

         Directors are compensated at an annual retainer rate of $3,000 plus $500 per meeting attended plus out-of-pocket expenses. Board of directors fees paid for the year ended December 31, 2002 were $8,000.

NOTE 6 - CONCENTRATIONS OF CREDIT RISK

         Financial instruments that potentially subject the Partnership to concentrations of credit risk consist primarily of cash equivalents and investments. The Partnership maintains cash and cash equivalents, short and long-term investments and other financial instruments at a major financial institution.

                            BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)

                             FINANCIAL HIGHLIGHTS

                                                                              Year Ended December 31,
                                               ------------------------------------------------------------------------------------
                                                     2002             2001             2000*            1999**          1998**
                                               ---------------- ---------------- ---------------- ---------------- ----------------
Per Unit Share Operating Performance
  (For a unit share outstanding throughout
     the period):

  Net asset value, beginning of period             $  10.16         $  10.71         $  10.00              -                -
                                               ---------------- ---------------- ----------------

(Loss) income from investment operations:
  Net investment income                                0.02             0.04             0.01              -                -
  Net realized and unrealized (loss) gain
    on investment transactions                        (2.12)           (0.59)            0.70              -                -
                                               ---------------- ---------------- ----------------

      Total (loss) income from investment
         operations                                   (2.10)           (0.55)            0.71              -                -
                                               ---------------- ---------------- ----------------

Net asset value, end of period                     $   8.06         $  10.16         $  10.71              -                -
                                               ================ ================ ================
Total return
                                                     (20.67)%          (5.14)%           7.10%             -                -






  The accompanying notes are an integral part of these financial statements.

                           BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)

                             FINANCIAL HIGHLIGHTS
                                 (CONTINUED)

                                                                              Year Ended December 31,
                                               ------------------------------------------------------------------------------------
                                                     2002             2001             2000*            1999**          1998**
                                               ---------------- ---------------- ---------------- ---------------- ----------------

Supplemental Data:
  Net assets, end of period                     $ 23,432,851     $ 29,365,745     $ 31,644,252     $ 31,383,636     $ 30,174,970

  Ratio to average net assets:
    Expenses                                           0.91%***         0.67%***         0.99%            0.81%            0.78%
    Net investment income                              0.24%***         0.36%***         0.08%            0.52%            0.85%
  Portfolio turnover rate                             10.89%            7.62%           27.19%           15.91%           15.09%


* Period from May 9, 2000 (inception) to December 31, 2000.

** Per unit share operating performance is not presented for the years 1999 and 1998 due to the conversion of partners' contributions into investment units in 2000. The fund became a registered investment fund as of May 9, 2000 and began utilizing the unitized net asset value method after this date. Thus, the per unit share operating performance calculation is not applicable for periods prior to May 9, 2000.

*** Such percentages are after advisory fee waivers. The advisor voluntarily waived a portion of its advisory fee (equal to .26% and .16% of average net assets) in 2002 and 2001, respectively.


  The accompanying notes are an integral part of these financial statements.

                                Fund Management

         The business and affairs of the Fund are managed under the direction of the Board of Directors. Information pertaining to the Directors and Officers of the Fund is set forth below.


-----------------------------------------------------------------------------------------------------------------------
                                                                                    Number of
                                                                                  Portfolios in
                                                                                   Fund Complex
                                                                 Principal         Overseen by            Other
                                         Term of Office        Occupation(s)         Director         Trusteeships/
 Name, Address        Position(s) Held   and Length of         During Past 5      (Including the      Directorships
    and Age             with the Fund    Time Served (1)           Years              Fund)          Held by Director

-----------------------------------------------------------------------------------------------------------------------
                                                DISINTERESTED DIRECTORS
-----------------------------------------------------------------------------------------------------------------------
John D. Twiname       Director and       Since 1999          Minister                   1                  None
307 East 60th Street  Member of Audit
New York, NY          Committee
10022-1505
Age: 71
-----------------------------------------------------------------------------------------------------------------------
Margaret Ann Johnson  Director and       Since 1999          Housewife                  1                  None
149 East 73rd Street  Member of Audit
New York, NY 10021    Committee
Age: 56
-----------------------------------------------------------------------------------------------------------------------
                                                INTERESTED DIRECTORS
-----------------------------------------------------------------------------------------------------------------------
John C. Beck (2)      Chairman of the    Since 1999          Member, Beck,              1               Chubb Inc.
17 New Street         Board of                               Mack & Oliver LLC
Katonah, NY 10536     Directors,
Age: 70               President and
                      Chief Executive
                      Officer
-----------------------------------------------------------------------------------------------------------------------
                                           OFFICER(S) WHO ARE NOT DIRECTORS
-----------------------------------------------------------------------------------------------------------------------
Dan I. Abrams         Treasurer and      Since 1999          Member, Beck,             N/A                 N/A
15 Carstensen Road    Chief Financial                        Mack & Oliver LLC
Scarsdale, NY 10583   Officer
Age: 63
-----------------------------------------------------------------------------------------------------------------------
Walter K. Giles       Vice President     Since 2000          Member, Beck,             N/A                 N/A
12 Berkeley Place     and Secretary                          Mack & Oliver LLC
Montclair, NJ 07042
Age: 42
-----------------------------------------------------------------------------------------------------------------------
Jonathan D. Gross     Vice President     Since 2001          Member, Beck,             N/A                 N/A
38 Shingle House                                             Mack & Oliver LLC
Road
Millwood, NY 10546
Age: 46
-----------------------------------------------------------------------------------------------------------------------

------------

1 Each Director and Officer serves for an indefinite term, until his/her successor is duly elected and qualified.

2 Mr. Beck is deemed to be an "interested person" of the Fund as the term is defined in the Investment Company Act of 1940, as amended, as a result of his position with Beck, Mack & Oliver LLC.
